As filed with the Securities and Exchange Commission on July 13, 2006

Registration No. 333-135500
Investment Company Act File No. 811-4024

UNITED STATES SECURITIES AND EXCHANGE
COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☒    PRE-EFFECTIVE AMENDMENT NO. 1

☐ POST-EFFECTIVE AMENDMENT NO.

DRYDEN CALIFORNIA MUNICIPAL FUND

(Exact Name of Registrant as Specified in Charter)

Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077

(Address of Principal Executive Offices)

(973) 367-7521

(Registrant’s Telephone Number)

Deborah A. Docs, Esq.
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102-4077

(Name and Address of Agent for Service)

with a copy to :

Margery Neale, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue, New York N.Y. 10019-6099

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of the securities being registered:  Shares of beneficial interests of the California Income Series, a series of Dryden California Municipal Fund.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission (Commission), acting pursuant to said Section 8(a), may determine.

This pre-effective amendment consists of the following:

(1) Facing Sheet of the Registration Statement.

(2) Part C of the Registration Statement (including signature page), and
(3) Opinion and Consent of Sullivan & Worcester LLP.

(4) Form of Opinion and Consent of Counsel Support of Tax Matters and Consequences to Shareholders.

(5) Consent of Independent Registered Public Accounting Firm.

The Proxy Statement and Prospectus and Statement of Additional Information are incorporated by reference from the initial Registration Statement (File No. 333-135500) filed on June 30, 2006.

This pre-effective amendment is being filed solely to incorporate certain comments provided by the Commission.

PART C

OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

Article V, Section 5.3 of the Registrant’s Amended and Restated Declaration of Trust provides that the Trustees shall provide for indemnification by the Trust (or the appropriate series thereof) of every person who is, or has been, a Trustee or officer of the Trust against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof, in such manner as the Trustees may provide from time to time in the By-Laws. Section 5.1 also provides that Trustees, officers, employees or agents of the Trust shall not be subject to any personal liability to any other person other than the Trust or applicable series thereof or its shareholders, in connection with Trust property or the property of any series thereof or the affairs of the Trust or any series thereof, except liability arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his of her duties. Section 5.1 also provides that the Registrant will indemnify and hold harmless each shareholder from and against all claims and shall reimburse such shareholder for all expenses reasonably related thereto.

As permitted by Sections 17(h) and (i) of the 1940 Act and pursuant to Article XI of the Fund’s By-Laws (Exhibit (b) to the Registration Statement), in certain cases, any individual who is a present or former officer, Trustee, employee or agent of the Registrant or who serves or has served another trust, corporation, partnership, joint venture or other enterprise in one of such capacities at the request of the Registrant (a representative of the Trust), shall be indemnified by the Registrant against certain liabilities in connection with the Registrant provided that such representative acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Registrant, subject to certain qualifications and exceptions including liabilities to the Registrant or to its shareholders to which such representative would otherwise be subject by reason of misfeasance, bad faith, gross negligence or reckless disregard of duties. As permitted by Section 17(i) of the 1940 Act, and pursuant to Section 10 of the Distribution Agreement (Exhibit (e) to the Registration Statement), in certain cases the Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence in the performance of its duties, willful misfeasance or reckless disregard of duties. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (Securities Act) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue. Pursuant and subject to the provisions of Article XI of the Registrant’s By-Laws, the Registrant shall indemnify each representative of the Trust against, or advance the expenses of a representative of the Trust for, the amount of any deductible provided in any liability insurance policy maintained by the Registrant. The Registrant has purchased an insurance policy insuring its officers and Trustees against liabilities, and certain costs of defending claims against such officers and Trustees, to the extent such officers and Trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and Trustees under certain circumstances.

Section 9 of the Management Agreement (Exhibit (d)(1) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibit (d)(2) to the Registration Statement) limit the liability of PI and PIM, respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements. Section 9 of the Management Agreement also holds PI liable for losses resulting from a breach of fiduciary duty with respect to the receipt of compensation for services.

The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust, By-Laws and the Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

ITEM 16.  EXHIBITS

(1)                                  (A) Amended and Restated Declaration of Trust of the Registrant. Incorporated by reference to Exhibit No. 1(a) to Post-Effective Amendment No. 20 to Registration Statement on Form N-1A filed via EDGAR December 20, 1994 (File No. 2-91215).

(B) Amended and Restated Certificate of Designation. Incorporated by reference to Exhibit No. 1(b) to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A filed via EDGAR November 3, 1998. (File No. 2-91215).

(C) Amended and Restated Certificate of Designation. Incorporated by reference to Exhibit a(3) to Post-Effective Amendment No. 31 to Registration Statement on Form N-1A filed via EDGAR on October 23, 2002 (File No. 2-91215).

(D) Amended Certificate of Designation. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 33 to Registration Statement on Form N-1A filed via EDGAR on November 1, 2004 (File No. 2-91215).

(2)                                  Amended and Restated By-Laws of the Registrant dated November 16, 2004. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 34 to Registration Statement on Form N-1A filed via EDGAR on October 28, 2005 (File No. 2-91215).

(3)                                  Not Applicable.

(4)                                  The form of Plan of Reorganization for the reorganization of the California Series and the California Income Series is included as Exhibit A to the combined Prospectus and Proxy Statement contained in this Registration Statement on Form N-14.

(5)                                  (A) Specimen receipt for shares of beneficial interest, $.01 par value, of the California Income Series. Incorporated by reference to Exhibit 4(a) to Post-Effective Amendment No. 24 to Registration Statement on Form N-1A filed via EDGAR October 31, 1997 (File No. 2-91215).

(B) Specimen receipt for shares of beneficial interest, $.01 par value, of the California Series. Incorporated by reference to Exhibit 4(b) to Post-Effective Amendment No. 24 to Registration Statement on Form N-1A filed via EDGAR October 31, 1997 (File No. 2-91215).

(6)                                  (A) Management Agreement between the Registrant and Prudential Investment LLC. Incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed via EDGAR on November 3, 2003 (File No. 2-91215).

(B) Subadvisory Agreement between Prudential Investments LLC and Prudential Investment Management, Inc. Incorporated by reference to Exhibit d(2) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed via EDGAR on November 3, 2003 (File No. 2-91215).

(7)                                  Distribution Agreement between the Registrant and Prudential Investment Management Services LLP. Incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed via EDGAR on November 3, 1998 (File No. 2-91215).

(8)                                  Not Applicable.

(9)                                  (i) Custodian Contract between the Registrant and The Bank of New York dated June 6, 2005. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 34 to Registration Statement on Form N-1A filed via EDGAR on October 28, 2005 (File No. 2-91215).

(ii) Amendment dated June 6, 2005 to Custodian Agreement between the Registrant and BNY. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 34 to Registration Statement on Form N-1A filed via EDGAR on October 28, 2005 (File No. 2-91215).

(10)                            (A) Distribution and Service Plan for Class A shares. Incorporated by reference to Exhibit No. 15(b) to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A filed via EDGAR November 3, 1998. (File No. 2-91215).

(B) Distribution and Service Plan for Class B shares. Incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A filed via EDGAR on December 23, 1999 (File No. 2-91215).

(C) Distribution and Service Plan for Class C shares. Incorporated by reference to Exhibit No. 15(d) to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A filed via EDGAR November 3, 1998. (File No. 2-91215).

(D) Rule 12b-1 Fee Waiver for Class A Shares.  Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 34 to Registration Statement on Form N-1A filed via EDGAR on October 28, 2005 (File No. 2-91215).

(E) Rule 12b-1 Fee Waiver for Class C Shares.  Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 34 to Registration Statement on Form N-1A filed via EDGAR on October 28, 2005 (File No. 2-91215).

(F) Amended and Restated Rule 18f-3 Plan of Registrant. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 33 to Registration Statement on Form N-1A filed via EDGAR on November 1, 2004 (File No. 2-91215).

(11)                            Opinion and consent of Sullivan & Worcester LLP as to the legality of the securities being registered.*

(12)                            Form of opinion and consent of Shearman & Sterling LLP, counsel support of tax matters and consequences to shareholders.*

(13)                            (A) Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc.  Incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 24 to Registration Statement on Form N-1A filed via EDGAR October 31, 1997 (File No. 2-91215).

(B) Amendment to Transfer Agency Agreement. Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A filed via EDGAR on December 23, 1999 (File No 2-91215).

(14)                            Consent of KPMG LLP, independent registered public accounting firm, for the Registrant, on behalf of the California Series and the California Income Series.*

(15)                            Not Applicable.

(16)                            Power of attorney (attached to signature page).

(17)                            (A) Form of voting instruction card for shareholders of California Series. Incorporated by reference to corresponding Exhibit to the initial registration Statement on Form N-14 filed via EDGAR on June 30, 2006 (File No.333-135500).

(B) Form of proxy solicitation material being sent to shareholders of the Califronia Income Series. Incorporated by reference to corresponding Exhibit to the initial registration Statement on Form N-14 filed via EDGAR on June 30, 2006 (File No.333-135500).

*  Filed herewith.

ITEM 17.  UNDERTAKINGS

(1)  The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)  The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)  The undersigned registrant undertakes to file, by post-effective amendment, a copy of the opinion as to certain tax matters, within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Newark, State of New Jersey on the 13th day of July, 2006.

DRYDEN CALIFORNIA MUNICIPAL FUND
By:	/s/Judy A. Rice
Judy A. Rice, President

Each person whose signature appears below hereby authorizes Claudia DiGiacomo, Deborah A. Docs, Katherine P. Feld, Kathryn C. Quirk, John P. Schwartz and Jonathan D. Shain, or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to this Registration Statement (including pre and post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title

/s/Linda W. Bynoe	Director
Linda W. Bynoe

/s/ David E.A. Carson	Director
David E.A. Carson

/s/ Robert G. LaBlanc	Director
Robert G. LaBlanc

/s/Robert F. Gunia	Director
Robert F. Gunia

/s/ Douglas H. McCorkindale	Director
Douglas H. McCorkindale

/s/ Richard A. Redeker	Director
Richard A. Redeker

/s/Judy A. Rice	Director and President (Principal Executive Officer)
Judy A. Rice

/s/ Robin B. Smith	Director
Robin B. Smith

/s/ Stephen G. Stoneburn	Director
Stephen G. Stoneburn

/s/ Clay T. Whitehead	Director
Clay T. Whitehead

/s/ Grace C. Torres	Treasurer (Principal Financial and Accounting Officer)
Grace C. Torres

EXHIBIT INDEX

Exhibit No.	Description
(11)	Opinion and consent of Sullivan & Worcester LLP as to the legality of the securities being registered.

(12)	Form of Opinion and Consent of Shearman & Sterling LLP, Counsel Support of Tax Matters and Consequences to Shareholders.

(14)	Consent of KPMG LLP, independent registered public accounting firm, for the Registrant, on behalf of the California Series and California Income Series.